Income Taxes	9 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
(8)	Income Taxes

The Company has not recorded a provision for U.S. federal income tax for the three months and nine months ended September 30, 2011 and 2010 because substantially all of the Company’s operations are conducted in the PRC.

On March 16, 2007, the National People’s Congress of China approved the new Corporate Income Tax Law of the PRC (New CIT Law), which is effective from January 1, 2008. Under the New CIT Law, the statutory corporate income tax rate applicable to most companies, including the Company is 25%. In accordance with the New CIT Law, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of September 30, 2011, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of September 30, 2011, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. However, the Company has analyzed the applicability of this law, as of and for the years ended December 31, 2010 and 2009, and the Company has accrued and paid PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

The New CIT Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax law and regulations.

The tax authority of the PRC Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises had completed their relevant tax filings, hence the Company’s tax filings may not be finalized. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s tax filings which may lead to additional tax liabilities.

The Company conducts substantially all of its business in PRC and it is subject to PRC income taxes at a 25% standard tax rate in 2011 and 2010.  Following is a reconciliation of the Company’s income tax provision of $1,696,209 and $1,448,486 for the three months ended September 30, 2011 and 2010, respectively, and $4,865,974 and $3,535,196 for the nine months ended September 30, 2011 and 2010, respectively,  to the expected US statutory rate of 34%:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Computed tax at the U.S. federal statutory rate of 34%	$2,302,490	$1,967,398	$6,522,268	$4,804,996

Tax rate difference between the US and PRC on foreign earnings	(609,483)	(520,782)	(1,726,483)	(1,271,911)
Change in valuation allowance	26,221	-	116,416	-
Other	(23,019)	1,870	(46,227)	2,111

	$1,696,209	$1,448,486	$4,865,974	$3,535,196

At September 30, 2011 and December 31, 2010, differences between the basis of assets and liabilities reported in the accompanying financial statements and those recognized for tax reporting purposes in the PRC, and the related deferred taxes were as follows:

	As of	As of
	September 30,	December 31,
	2011	2010
Deferred tax assets:
Net operating losses	$1,035,134	$918,718
Liability for social insurance premiums and provident housing funds	75,000	75,000
Total deferred tax assets	1,110,134	993,718

Deferred tax liabilities:
Difference between book and tax amortization on mining rights	(359,236)	(280,078)
Total deferred tax liabilities	(359,236)	(280,078)
Net deferred tax assets before valuation allowance	750,898	713,640
Valuation allowance	(1,035,134)	(918,718)
Net deferred tax liabilities	$(284,236)	$(205,078)

The Company accounts for uncertainty in income taxes in accordance with applicable accounting standards, which prescribe a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These accounting standards also provide guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Based on the Company’s evaluation, the Company has concluded that there are no significant uncertain tax positions requiring recognition in its financial statements.